Accounts and Notes Receivable - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019	Apr. 30, 2019
Allocation of allowance for doubtful accounts
Gross amount due	$ 66,768	$ 36,310
Accounts Receivable, Allowance for Credit Loss	283	0	$ 0
Accounts receivable
Allocation of allowance for doubtful accounts
Gross amount due	28,324	15,234
Notes and interest receivable, net of unrecognized revenue
Allocation of allowance for doubtful accounts
Gross amount due	$ 38,444	$ 21,076